Right of use Assets and Lease Liabilities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Right of use assets and lease liabilities [Abstract]
Decreased in right of use asset	£ 23.0
Right of use assets	95.8		£ 118.8
Disposals of right-of-use assets	14.8
Termination of lease liabilities	16.5
Loss on lease terminations	0.8
Right-of-use asset depreciation	£ 8.0	£ 11.5